Shareholder Report, Line Graph (Details) 198299_Soundwatch Hedged Equity ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Nov. 30, 2016	Oct. 31, 2025
Soundwatch Hedged Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Soundwatch Hedged Equity ETF NAV
Accumulated Value	$ 20,510	$ 16,090	$ 14,741	$ 16,596	$ 13,230	$ 12,378	$ 11,684	$ 11,533	$ 10,000	$ 23,191
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	29,777	21,575	19,588	22,940	16,052	14,631	12,798	11,922	10,000	$ 36,165
CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM
Accumulated Value	$ 16,351	$ 13,796	$ 12,861	$ 14,285	$ 10,859	$ 12,192	$ 11,420	$ 11,070	$ 10,000	$ 18,228